Number of Shares Purchased By Stockholders Through DRP Plan (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number Of Shares Purchased By Stockholders Through Drp Plan [Line Items]
Shares purchased through dividend reinvestment	20,203	21,113	19,805
Shares purchased through cash contributions	575	503	0
Total shares	20,778	21,616	19,805